Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 245,728	$ 191,948
Warranties issued during the year	75,819	111,835
Reduction due to warranties forfeited or claimed during the year	(126,068)	(58,055)
Balance, at December 31	198,226	245,728
Standard Product Warranty [Line Items]
Product Warranty Accrual, Additions from Business Acquisition	$ 2,747	$ 0